Schedule of property and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,428	$ 5,428	$ 7,681
Less accumulated depreciation and amortization	(5,428)	(5,308)	(7,003)
Total		120	678
Furniture Fixtures And Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,101	$ 1,101	1,721
Furniture Fixtures And Office Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Furniture Fixtures And Office Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	7 years	7 years
Laboratory Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,829	$ 1,829	2,280
Property plant and equipment useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,498	$ 2,498	$ 3,680
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	2 years	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years